Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Warrants

7. WARRANTS

The Company has warrants to purchase its common stock outstanding as of March 31, 2019, as follows:

Issued	Classification	Warrants Outstanding	Exercise Price	Expiration
September 2016	Liability	508,714	$2.25	November 2021
March 2015	Equity	3,699	9.75	March 2025
July 2014	Equity	6,566	7.99	July 2024
July 2012	Equity	52,046	0.01	July 2022

9.	WARRANTS

Issued	Classification	Warrants Outstanding	Exercise Price	Expiration
October 2018	Liability	19,616,250	$0.70	October 2028
September 2016	Liability	13,466,667	2.25	November 2022
March 2015	Equity	3,699	9.75	March 2025
July 2014	Equity	6,566	7.99	July 2024
July 2012	Equity	52,046	0.01	July 2022

In the first quarter of 2019 the Company reduced the exercise price for all but 508,714 of the warrants issued in September 2016 and all of the warrants issued in October 2018. Refer to Note 15, Subsequent Events for further details on the amendments.